Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
Frost Municipal Bond Fund (Second Prospectus Summary) | Frost Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FROST MUNICIPAL BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
with a secondary emphasis on
maximizing total return through capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment policy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the
Fund's portfolio. Duration adjustments are made relative to the Barclays
Capital Municipal Bond Index. The Adviser, in constructing and maintaining the
Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years;
asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the
Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.
Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK -- The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline.  Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK -- As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK -- The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted)
companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the
"Predecessor Fund"). The performance information provided includes the returns of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses for Institutional Class Shares of the Fund. Because the Predecessor Fund was not a registered mutual fund, it was not subject to the same investment and tax restrictions as the Fund; if it had been, the
Predecessor Fund's performance may have been lower. Although the Predecessor
Fund commenced operations prior to the periods shown, the earliest date for which the Predecessor Fund's performance can be calculated applying the relevant performance standards is May 31, 2002 ("Performance Start Date").

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-71-FROST
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.frostbank.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
BEST QUARTER  WORST QUARTER
4.29%         (3.00)%
(09/30/2009)  (12/31/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/11 to 9/30/11 was 6.15%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2010 to those of the Barclays
Capital Municipal Bond Index.  After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable for the period since the Performance Start Date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of
Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Frost Municipal Bond Fund (Second Prospectus Summary) | Frost Municipal Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance information shown above is based on a calendar year.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.00%)
Frost Municipal Bond Fund | BARCLAYS CAPITAL MUNICIPAL BOND INDEX RETURN
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BARCLAYS CAPITAL MUNICIPAL BOND INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Frost Municipal Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Annual Return 2003	rr_AnnualReturn2003	3.32%
Annual Return 2004	rr_AnnualReturn2004	1.68%
Annual Return 2005	rr_AnnualReturn2005	0.81%
Annual Return 2006	rr_AnnualReturn2006	2.74%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	3.58%
Annual Return 2009	rr_AnnualReturn2009	7.38%
Annual Return 2010	rr_AnnualReturn2010	1.42%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN BEFORE TAXES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
Frost Municipal Bond Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Frost Municipal Bond Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception

[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.